Filed pursuant to Rule 497(e);
File no. 2-99356

COLUMBIA FUNDS SERIES TRUST I

CMG Ultra Short Term Bond Fund

Columbia Balanced Fund

Columbia Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Corporate Income Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Greater China Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia International Bond Fund

Columbia International Stock Fund

Columbia Large Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Select Large Cap Growth Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Value Fund I

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Technology Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Supplement dated January 1, 2011

to the Statement of Additional Information dated January 1, 2011 (the “SAI”)

1)	Principal Holders

a) The paragraph following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS” is deleted and replaced in its entirety with the following:

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

b) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending March 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

c) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending May 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

d) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending June 30”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

e) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending July 31”

As of October 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

f) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending September 30”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

g) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending October 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

h) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Principal Holder Ownership of the Funds with fiscal year ending December 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

2)	Control Persons

a) The paragraph preceding the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending March 31” is deleted and replaced in its entirety with the following:

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

b) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending March 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

c) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending May 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

d) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending July 31”

As of October 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

e) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending September 30”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

f) The following sentence is added following the heading “CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS–Control Person Ownership of the Funds with fiscal year ending December 31”

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Shareholders should retain this supplement for future reference.

C-6517-1 A (12/10)